Operating Leases	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Operating Leases
30.	OPERATING LEASES

Non-cancelable operating leases are payable and receivable as follows:

	2017
	Pub leases		Other operational leases			Net lease obligations
Million US dollar	Lessee	Sublease	Lessee	Sublease	Lessor
Within one year	(131)	80	(179)	47	2	(181)
Between one and five years	(486)	294	(523)	131	7	(577)
After five years	(573)	197	(208)	14	4	(566)

	(1 190)	571	(910)	192	13	(1 324)

	2016
	Pub leases		Other operational leases			Net lease obligations
Million US dollar	Lessee	Sublease	Lessee	Sublease	Lessor
Within one year	(95)	69	(153)	30	2	(147)
Between one and five years	(350)	246	(339)	66	5	(372)
After five years	(538)	156	(183)	15	2	(548)

	(983)	471	(675)	111	9	(1 067)

Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements of 27 years. These operating leases maturing in November 2034 represent an undiscounted obligation of 1 190m US dollar. The pubs leased from Cofinimmo are subleased for an average outstanding period of 6 to 8 years and represent an undiscounted right to receive 571m US dollar. These leases are subject to renewal after their expiration date. The impact of such renewal is not reported in the table above.

Furthermore, the company leases a number of warehouses, factory facilities and other commercial buildings under operating leases. The leases typically run for an initial period of five to ten years, with an option to renew the lease after that date. This represents an undiscounted obligation of 910m US dollar. Lease payments are increased annually to reflect market rentals. None of the leases include contingent rentals. Also in this category AB InBev has sublet some of the leased properties, representing an undiscounted right of 192m US dollar.

At 31 December 2017, 307m US dollar was recognized as an expense in the income statement in respect of operating leases as lessee (2016: 272m US dollar; 2015: 233m US dollar), while 128m US dollar was recognized as income in the income statement in respect of subleases (2016: 117m US dollar; 2015: 121m US dollar).

The company also leases out part of its own property under operating leases. At 31 December 2017, 10m US dollar was recognized as income in the income statement in respect of operating leases as lessor (2016: 10m US dollar; 2015: 20m US dollar).

[33]	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules
[34]	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules